Segment Information - Key revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Information
Revenues	¥ 3,598,905	$ 493,048	¥ 4,198,889	¥ 3,604,919
Operating Segments
Segment Information
Number of operating segments | segment	1	1
Revenues	¥ 3,598,905		4,198,889	3,604,919
Marketing services | Operating Segments
Segment Information
Revenues	1,247,092		1,652,992	1,956,480
Paid membership | Operating Segments
Segment Information
Revenues	1,761,978		1,826,557	1,230,804
Vocational training | Operating Segments
Segment Information
Revenues	468,111		565,585	248,266
Others | Operating Segments
Segment Information
Revenues	¥ 121,724		¥ 153,755	¥ 169,369